GMO U.S. Core Equity Series Fund
GMO U.S. Core Equity Series Fund
Investment Objective
High total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses GMO U.S. Core Equity Series Fund		Class R4, GMO U.S. Core Equity Series Fund	Class R5, GMO U.S. Core Equity Series Fund	Class R6, GMO U.S. Core Equity Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.31%	0.31%	0.31%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.21%	0.21%	0.21%
Total annual fund operating expenses		0.77%	0.62%	0.52%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.76%	0.61%	0.51%
[1]	The amount reflects the management fee paid by USCEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by USCEF.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both USCEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO U.S. Core Equity Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO U.S. Core Equity Series Fund	Class R4	78	[1]	245
Class R5, GMO U.S. Core Equity Series Fund	Class R5	62	[1]	198
Class R6, GMO U.S. Core Equity Series Fund	Class R6	52	[1]	166
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO U.S. Core Equity Fund (“USCEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of USCEF. References to the Fund may refer to actions undertaken by the Fund or USCEF. The Fund’s investment adviser, GMO, is also the investment adviser to USCEF.

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The Manager may invest in companies of any market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in USCEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USCEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in USCEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of USCEF.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk— The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in USCEF, including the risk that USCEF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[2]

Highest Quarter: 16.50% (2Q2003) Lowest Quarter: -17.20% (3Q2002) Year-to-Date (as of 9/30/11): -2.80%
Average Annual Total Returns Periods Ending December 31, 2010	[2]
Average Annual Total Returns GMO U.S. Core Equity Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO U.S. Core Equity Series Fund	Class R4	Return Before Taxes		8.48%	0.15%	0.57%	10.41%	Sep. 18, 1985	[1]
Return Before Taxes Class R5, GMO U.S. Core Equity Series Fund	Class R5	Return Before Taxes		8.64%	0.30%	0.72%	10.58%	Sep. 18, 1985	[1]
Return Before Taxes Class R6, GMO U.S. Core Equity Series Fund	Class R6	Return Before Taxes		8.75%	0.40%	0.82%	10.69%	Sep. 18, 1985	[1]
Return After Taxes on Distributions Class R4, GMO U.S. Core Equity Series Fund	Class R4	Return After Taxes on Distributions		8.21%	(0.58%)	none	7.81%	Sep. 18, 1985	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO U.S. Core Equity Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		5.83%	0.05%	0.37%	7.96%	Sep. 18, 1985	[1]
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	10.52%	Sep. 18, 1985	[1]
[1]	Inception date for USCEF's predecessor fund (Class III shares).

GMO Quality Series Fund
GMO Quality Series Fund
Investment Objective
Total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Annual Fund Operating Expenses GMO Quality Series Fund		Class R4, GMO Quality Series Fund	Class R5, GMO Quality Series Fund	Class R6, GMO Quality Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.33%	0.33%	0.33%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.21%	0.21%	0.21%
Total annual fund operating expenses		0.79%	0.64%	0.54%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.78%	0.63%	0.53%
[1]	The amount reflects the management fee paid by Quality Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Quality Fund.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Quality Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Quality Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO Quality Series Fund	Class R4	80	[1]	251
Class R5, GMO Quality Series Fund	Class R5	64	[1]	204
Class R6, GMO Quality Series Fund	Class R6	54	[1]	172
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO Quality Fund (“Quality Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Quality Fund. References to the Fund may refer to actions undertaken by the Fund or Quality Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Quality Fund.

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes to be of high quality.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity, and the Manager’s assessment of the company relative to its competitors.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold fewer than 100 stocks. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Quality Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Quality Fund, which include those outlined in the following brief summary of principal risks. Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Quality Fund may affect Quality Fund’s performance more than if Quality Fund were diversified. In addition to the risks to which the Fund is exposed through its investment in Quality Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Quality Fund.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Focused Investment Risk — Focusing investments in a limited number of countries, sectors, or companies or in industries with high positive correlations to one another creates additional risk. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Quality Fund, including the risk that Quality Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[4]

Highest Quarter: 11.44% (3Q2010) Lowest Quarter: -13.20% (4Q2008) Year-to-Date (as of 9/30/11): 1.04%
Average Annual Total Returns Periods Ending December 31, 2010	[4]
Average Annual Total Returns GMO Quality Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO Quality Series Fund	Class R4	Return Before Taxes		5.14%	2.45%		2.00%	Feb. 06, 2004	[1]
Return Before Taxes Class R5, GMO Quality Series Fund	Class R5	Return Before Taxes		5.30%	2.61%		2.15%	Feb. 06, 2004	[1]
Return Before Taxes Class R6, GMO Quality Series Fund	Class R6	Return Before Taxes		5.41%	2.71%		2.25%	Feb. 06, 2004	[1]
Return After Taxes on Distributions Class R4, GMO Quality Series Fund	Class R4	Return After Taxes on Distributions		4.85%	2.12%		1.70%	Feb. 06, 2004	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO Quality Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		3.70%	2.14%		1.73%	Feb. 06, 2004	[1]
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%		3.47%	Feb. 06, 2004	[1]
[1]	Inception date for Quality Fund (Class III shares).

GMO U.S. Intrinsic Value Series Fund
GMO U.S. Intrinsic Value Series Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Annual Fund Operating Expenses GMO U.S. Intrinsic Value Series Fund		Class R4, GMO U.S. Intrinsic Value Series Fund	Class R5, GMO U.S. Intrinsic Value Series Fund	Class R6, GMO U.S. Intrinsic Value Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.31%	0.31%	0.31%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.21%	0.21%	0.21%
Total annual fund operating expenses		0.77%	0.62%	0.52%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.76%	0.61%	0.51%
[1]	The amount reflects the management fee paid by Intrinsic Value Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Intrinsic Value Fund.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Intrinsic Value Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO U.S. Intrinsic Value Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO U.S. Intrinsic Value Series Fund	Class R4	79	[1]	244
Class R5, GMO U.S. Intrinsic Value Series Fund	Class R5	62	[1]	198
Class R6, GMO U.S. Intrinsic Value Series Fund	Class R6	52	[1]	166
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO U.S. Intrinsic Value Fund (“Intrinsic Value Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Intrinsic Value Fund. References to the Fund may refer to actions undertaken by the Fund or Intrinsic Value Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Intrinsic Value Fund.

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Intrinsic Value Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Intrinsic Value Fund, which include those outlined in the following brief summary of principal risks. Intrinsic Value Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Intrinsic Value Fund may affect Intrinsic Value Fund’s performance more than if Intrinsic Value Fund were diversified. In addition to the risks to which the Fund is exposed through its investment in Intrinsic Value Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Intrinsic Value Fund.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Intrinsic Value Fund, including the risk that Intrinsic Value Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[6]

Highest Quarter: 19.17% (2Q2003) Lowest Quarter: -18.36% (4Q2008) Year-to-Date (as of 9/30/11): -2.37%
Average Annual Total Returns Periods Ending December 31, 2010	[6]
Average Annual Total Returns GMO U.S. Intrinsic Value Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO U.S. Intrinsic Value Series Fund	Class R4	Return Before Taxes		11.24%	(0.89%)	2.43%	2.93%	Aug. 02, 1999	[1]
Return Before Taxes Class R5, GMO U.S. Intrinsic Value Series Fund	Class R5	Return Before Taxes		11.41%	(0.74%)	2.58%	3.09%	Aug. 02, 1999	[1]
Return Before Taxes Class R6, GMO U.S. Intrinsic Value Series Fund	Class R6	Return Before Taxes		11.52%	(0.64%)	2.68%	3.19%	Aug. 02, 1999	[1]
Return After Taxes on Distributions Class R4, GMO U.S. Intrinsic Value Series Fund	Class R4	Return After Taxes on Distributions		10.96%	(2.02%)	1.20%	1.75%	Aug. 02, 1999	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO U.S. Intrinsic Value Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		7.60%	(0.89%)	1.80%	2.21%	Aug. 02, 1999	[1]
Russell 1000 Value Index		Russell 1000 Value Index	(reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%	3.27%	Aug. 02, 1999	[1]
[1]	Inception date for Intrinsic Value Fund's predecessor fund (Class III shares).

GMO U.S. Growth Series Fund
GMO U.S. Growth Series Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Annual Fund Operating Expenses GMO U.S. Growth Series Fund		Class R4, GMO U.S. Growth Series Fund	Class R5, GMO U.S. Growth Series Fund	Class R6, GMO U.S. Growth Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.31%	0.31%	0.31%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.22%	0.22%	0.22%
Total annual fund operating expenses		0.78%	0.63%	0.53%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.77%	0.62%	0.52%
[1]	The amount reflects the management fee paid by Growth Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Growth Fund.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Growth Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO U.S. Growth Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO U.S. Growth Series Fund	Class R4	79	[1]	248
Class R5, GMO U.S. Growth Series Fund	Class R5	63	[1]	201
Class R6, GMO U.S. Growth Series Fund	Class R6	53	[1]	169
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO U.S. Growth Fund (“Growth Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Growth Fund. References to the Fund may refer to actions undertaken by the Fund or Growth Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Growth Fund.

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Growth Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Growth Fund, which include those outlined in the following brief summary of principal risks. Growth Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Growth Fund may affect Growth Fund’s performance more than if Growth Fund were diversified. In addition to the risks to which the Fund is exposed through its investment in Growth Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Growth Fund.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Growth Fund, including the risk that Growth Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[8]

Highest Quarter: 14.94% (2Q2003) Lowest Quarter: -21.52% (1Q2001) Year-to-Date (as of 9/30/11): 3.12%
Average Annual Total Returns Periods Ending December 31, 2010	[8]
Average Annual Total Returns GMO U.S. Growth Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO U.S. Growth Series Fund	Class R4	Return Before Taxes		13.57%	0.98%	(1.09%)	9.25%	Dec. 30, 1988	[1]
Return Before Taxes Class R5, GMO U.S. Growth Series Fund	Class R5	Return Before Taxes		13.74%	1.13%	(0.94%)	9.42%	Dec. 30, 1988	[1]
Return Before Taxes Class R6, GMO U.S. Growth Series Fund	Class R6	Return Before Taxes		13.86%	1.23%	(0.84%)	9.53%	Dec. 30, 1988	[1]
Return After Taxes on Distributions Class R4, GMO U.S. Growth Series Fund	Class R4	Return After Taxes on Distributions		13.38%	0.57%	(1.61%)	5.91%	Dec. 30, 1988	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO U.S. Growth Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		9.05%	0.81%	(1.05%)	6.51%	Dec. 30, 1988	[1]
Russell 1000 Growth Index		Russell 1000 Growth Index	(reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	9.04%	Dec. 30, 1988	[1]
[1]	Inception date for Growth Fund's predecessor fund (Class III shares).

GMO International Core Equity Series Fund
GMO International Core Equity Series Fund
Investment Objective
High total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[9]
Annual Fund Operating Expenses GMO International Core Equity Series Fund		Class R4, GMO International Core Equity Series Fund	Class R5, GMO International Core Equity Series Fund	Class R6, GMO International Core Equity Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.38%	0.38%	0.38%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.21%	0.21%	0.21%
Total annual fund operating expenses		0.84%	0.69%	0.59%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.83%	0.68%	0.58%
[1]	The amount reflects the management fee paid by ICEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ICEF.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both ICEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Core Equity Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO International Core Equity Series Fund	Class R4	85	[1]	267
Class R5, GMO International Core Equity Series Fund	Class R5	69	[1]	220
Class R6, GMO International Core Equity Series Fund	Class R6	59	[1]	188
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO International Core Equity Fund (“ICEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ICEF. References to the Fund may refer to actions undertaken by the Fund or ICEF. The Fund’s investment adviser, GMO, is also the investment adviser to ICEF.

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ICEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ICEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in ICEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ICEF.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in countries, regions, sectors, or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in ICEF, including the risk that ICEF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[10]

Highest Quarter: 22.21% (2Q2009) Lowest Quarter: -19.99% (3Q2008) Year-to-Date (as of 9/30/11): -12.94%
Average Annual Total Returns Periods Ending December 31, 2010	[10]
Average Annual Total Returns GMO International Core Equity Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO International Core Equity Series Fund	Class R4	Return Before Taxes		9.95%	1.77%		8.32%	Jan. 29, 2002	[1]
Return Before Taxes Class R5, GMO International Core Equity Series Fund	Class R5	Return Before Taxes		10.12%	1.93%		8.48%	Jan. 29, 2002	[1]
Return Before Taxes Class R6, GMO International Core Equity Series Fund	Class R6	Return Before Taxes		10.23%	2.03%		8.59%	Jan. 29, 2002	[1]
Return After Taxes on Distributions Class R4, GMO International Core Equity Series Fund	Class R4	Return After Taxes on Distributions		9.77%	0.99%		7.58%	Jan. 29, 2002	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO International Core Equity Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		7.05%	1.46%		7.21%	Jan. 29, 2002	[1]
MSCI EAFE Index		MSCI EAFE Index	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%		7.41%	Jan. 29, 2002	[1]
[1]	Inception date for ICEF's predecessor fund (Class III shares).

GMO International Large/Mid Cap Value Series Fund
GMO International Large/Mid Cap Value Series Fund
Investment Objective
High total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Annual Fund Operating Expenses GMO International Large/Mid Cap Value Series Fund		Class R4, GMO International Large/Mid Cap Value Series Fund	Class R5, GMO International Large/Mid Cap Value Series Fund	Class R6, GMO International Large/Mid Cap Value Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.50%	0.50%	0.50%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.22%	0.22%	0.22%
Total annual fund operating expenses		0.97%	0.82%	0.72%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.96%	0.81%	0.71%
[1]	The amount reflects the management fee paid by ILMCVF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ILMCVF.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both ILMCVF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Large/Mid Cap Value Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO International Large/Mid Cap Value Series Fund	Class R4	98	[1]	308
Class R5, GMO International Large/Mid Cap Value Series Fund	Class R5	83	[1]	261
Class R6, GMO International Large/Mid Cap Value Series Fund	Class R6	74	[1]	228
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO International Large/Mid Cap Value Fund (“ILMCVF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ILMCVF. References to the Fund may refer to actions undertaken by the Fund or ILMCVF. The Fund’s investment adviser, GMO, is also the investment adviser to ILMCVF.

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. companies that issue stocks included in the MSCI Standard Indices, international stock indices that target approximately the largest 85% of each market’s free-float adjusted market capitalization, and in companies with similar market capitalizations (“large- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of large- and mid-cap companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S. and include both developed and emerging countries. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ILMCVF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ILMCVF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in ILMCVF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ILMCVF.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in ILMCVF, including the risk that ILMCVF will not perform as expected.

Performance
Because ILMCVF had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO International Growth Equity Series Fund
GMO International Growth Equity Series Fund
Investment Objective
High total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[12]
Annual Fund Operating Expenses GMO International Growth Equity Series Fund		Class R4, GMO International Growth Equity Series Fund	Class R5, GMO International Growth Equity Series Fund	Class R6, GMO International Growth Equity Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.50%	0.50%	0.50%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.21%	0.21%	0.21%
Total annual fund operating expenses		0.96%	0.81%	0.71%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.95%	0.80%	0.70%
[1]	The amount reflects the management fee paid by IGEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by IGEF.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both IGEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Growth Equity Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO International Growth Equity Series Fund	Class R4	97	[1]	305
Class R5, GMO International Growth Equity Series Fund	Class R5	82	[1]	258
Class R6, GMO International Growth Equity Series Fund	Class R6	73	[1]	225
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO International Growth Equity Fund (“IGEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of IGEF. References to the Fund may refer to actions undertaken by the Fund or IGEF. The Fund’s investment adviser, GMO, is also the investment adviser to IGEF.

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in IGEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IGEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in IGEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IGEF.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in IGEF, including the risk that IGEF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[13]

Highest Quarter: 17.74% (3Q2010) Lowest Quarter: -19.40% (3Q2008) Year-to-Date (as of 9/30/11): -12.44%
Average Annual Total Returns Periods Ending December 31, 2010	[13]
Average Annual Total Returns GMO International Growth Equity Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO International Growth Equity Series Fund	Class R4	Return Before Taxes		13.66%	4.16%		7.71%	Nov. 30, 2001	[1]
Return Before Taxes Class R5, GMO International Growth Equity Series Fund	Class R5	Return Before Taxes		13.83%	4.32%		7.87%	Nov. 30, 2001	[1]
Return Before Taxes Class R6, GMO International Growth Equity Series Fund	Class R6	Return Before Taxes		13.95%	4.42%		7.98%	Nov. 30, 2001	[1]
Return After Taxes on Distributions Class R4, GMO International Growth Equity Series Fund	Class R4	Return After Taxes on Distributions		13.66%	2.69%		6.58%	Nov. 30, 2001	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO International Growth Equity Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		9.26%	3.31%		6.51%	Nov. 30, 2001	[1]
MSCI EAFE Growth Index (Fund benchmark)		MSCI EAFE Growth Index (Fund benchmark)	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.25%	3.46%		6.28%	Nov. 30, 2001	[1]
MSCI EAFE Index		MSCI EAFE Index	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%		6.73%	Nov. 30, 2001	[1]
[1]	Inception date for IGEF's predecessor fund (Class III shares).

GMO Developed World Stock Series Fund
GMO Developed World Stock Series Fund
Investment Objective
High total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[14]
Annual Fund Operating Expenses GMO Developed World Stock Series Fund		Class R4, GMO Developed World Stock Series Fund	Class R5, GMO Developed World Stock Series Fund	Class R6, GMO Developed World Stock Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.45%	0.45%	0.45%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.21%	0.21%	0.21%
Total annual fund operating expenses		0.91%	0.76%	0.66%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.90%	0.75%	0.65%
[1]	The amount reflects the management fee paid by DWSF. The Fund does not charge a management fee, but indirectly bears the management fee paid by DWSF.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both DWSF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Developed World Stock Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO Developed World Stock Series Fund	Class R4	92	[1]	289
Class R5, GMO Developed World Stock Series Fund	Class R5	77	[1]	242
Class R6, GMO Developed World Stock Series Fund	Class R6	66	[1]	210
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO Developed World Stock Fund (“DWSF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of DWSF. References to the Fund may refer to actions undertaken by the Fund or DWSF. The Fund’s investment adviser, GMO, is also the investment adviser to DWSF.

The Manager seeks to achieve the Fund’s investment objective by investing in stocks or groups of stocks that the Manager believes will provide higher returns than the MSCI World Index.

The Manager uses active investment management methods, which means that stocks are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify stocks that the Manager believes present positive return potential relative to other stocks. Some of these methods evaluate individual stocks or a group of stocks (e.g., stocks of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of a stock or a group of stocks. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency.

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies, and accessible markets). The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in DWSF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through DWSF, which include those outlined in the following brief summary of principal risks. DWSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by DWSF may affect DWSF’s performance more than if DWSF were diversified. In addition to the risks to which the Fund is exposed through its investment in DWSF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of DWSF.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in DWSF, including the risk that DWSF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[15]

Highest Quarter: 18.28% (2Q2009) Lowest Quarter: -19.99% (4Q2008) Year-to-Date (as of 9/30/11): -11.12%
Average Annual Total Returns Periods Ending December 31, 2010	[15]
Average Annual Total Returns GMO Developed World Stock Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO Developed World Stock Series Fund	Class R4	Return Before Taxes		10.03%	1.57%		2.42%	Aug. 01, 2005	[1]
Return Before Taxes Class R5, GMO Developed World Stock Series Fund	Class R5	Return Before Taxes		10.19%	1.72%		2.58%	Aug. 01, 2005	[1]
Return Before Taxes Class R6, GMO Developed World Stock Series Fund	Class R6	Return Before Taxes		10.30%	1.83%		2.68%	Aug. 01, 2005	[1]
Return After Taxes on Distributions Class R4, GMO Developed World Stock Series Fund	Class R4	Return After Taxes on Distributions		9.52%	0.68%		1.58%	Aug. 01, 2005	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO Developed World Stock Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		6.95%	1.15%		1.90%	Aug. 01, 2005	[1]
MSCI World Index		MSCI World Index	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%		3.38%	Aug. 01, 2005	[1]
[1]	Inception date for DWSF's predecessor fund (Class III shares).

GMO Foreign Series Fund
GMO Foreign Series Fund
Investment Objective
Total return in excess of that of its benchmark, the MSCI EAFE Index.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[16]
Annual Fund Operating Expenses GMO Foreign Series Fund		Class R4, GMO Foreign Series Fund	Class R5, GMO Foreign Series Fund	Class R6, GMO Foreign Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.60%	0.60%	0.60%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.21%	0.21%	0.21%
Total annual fund operating expenses		1.06%	0.91%	0.81%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		1.05%	0.90%	0.80%
[1]	The amount reflects the management fee paid by Foreign Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Foreign Fund.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Foreign Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Foreign Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO Foreign Series Fund	Class R4	107	[1]	336
Class R5, GMO Foreign Series Fund	Class R5	92	[1]	289
Class R6, GMO Foreign Series Fund	Class R6	82	[1]	258
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO Foreign Fund (“Foreign Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Foreign Fund. References to the Fund may refer to actions undertaken by the Fund or Foreign Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Foreign Fund.

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world’s non-developed countries (“emerging countries”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S.

• Country selection — The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

• Stock selection — The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

Foreign Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Foreign Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Foreign Fund, which include those outlined in the following brief summary of principal risks. Foreign Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Foreign Fund may affect Foreign Fund’s performance more than if Foreign Fund were diversified. In addition to the risks to which the Fund is exposed through its investment in Foreign Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Foreign Fund.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors, or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Foreign Fund, including the risk that Foreign Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[17]

Highest Quarter: 21.57% (2Q2009) Lowest Quarter: -19.19% (3Q2008) Year-to-Date (as of 9/30/11): -15.39%
Average Annual Total Returns Periods Ending December 31, 2010	[17],[18]
Average Annual Total Returns GMO Foreign Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO Foreign Series Fund	Class R4	Return Before Taxes		4.45%	1.28%	5.67%	12.37%	Aug. 31, 1984	[1]
Return Before Taxes Class R5, GMO Foreign Series Fund	Class R5	Return Before Taxes		4.61%	1.44%	5.83%	12.54%	Aug. 31, 1984	[1]
Return Before Taxes Class R6, GMO Foreign Series Fund	Class R6	Return Before Taxes		4.71%	1.54%	5.94%	12.65%	Aug. 31, 1984	[1]
Return After Taxes on Distributions Class R4, GMO Foreign Series Fund	Class R4	Return After Taxes on Distributions		4.25%	0.35%	4.86%		Aug. 31, 1984	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO Foreign Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		3.38%	1.19%	4.93%		Aug. 31, 1984	[1]
MSCI EAFE Index		MSCI EAFE Index	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	9.76%	Aug. 31, 1984	[1]
[1]	Inception date for Foreign Fund's predecessor fund (Class III shares).

GMO Emerging Countries Series Fund
GMO Emerging Countries Series Fund
Investment Objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[19]
Annual Fund Operating Expenses GMO Emerging Countries Series Fund		Class R4, GMO Emerging Countries Series Fund	Class R5, GMO Emerging Countries Series Fund	Class R6, GMO Emerging Countries Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.65%	0.65%	0.65%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.58%	0.58%	0.58%
Total annual fund operating expenses		1.48%	1.33%	1.23%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		1.47%	1.32%	1.22%
[1]	The amount reflects the management fee paid by Emerging Countries Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Emerging Countries Fund.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Emerging Countries Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Emerging Countries Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO Emerging Countries Series Fund	Class R4	150	[1]	467
Class R5, GMO Emerging Countries Series Fund	Class R5	134	[1]	420
Class R6, GMO Emerging Countries Series Fund	Class R6	124	[1]	389
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO Emerging Countries Fund (“Emerging Countries Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Emerging Countries Fund. References to the Fund may refer to actions undertaken by the Fund or Emerging Countries Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Emerging Countries Fund.

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries. In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Emerging Countries Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Emerging Countries Fund, which include those outlined in the following brief summary of principal risks. Emerging Countries Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Emerging Countries Fund may affect Emerging Countries Fund’s performance more than if Emerging Countries Fund were diversified. In addition to the risks to which the Fund is exposed through its investment in Emerging Countries Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Emerging Countries Fund.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Focused Investment Risk — Focusing investments in a limited number of countries and geographic regions creates additional risk.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Emerging Countries Fund and underlying funds, including the risk that Emerging Countries Fund and the underlying funds (including ETFs) in which it invests will not perform as expected.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[20]

Highest Quarter: 31.04% (2Q2009) Lowest Quarter: -31.43% (4Q2008) Year-to-Date (as of 9/30/11): -21.24%
Average Annual Total Returns Periods Ending December 31, 2010	[20]
Average Annual Total Returns GMO Emerging Countries Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO Emerging Countries Series Fund	Class R4	Return Before Taxes		20.10%	9.85%	17.22%	11.34%	Aug. 29, 1997	[1]
Return Before Taxes Class R5, GMO Emerging Countries Series Fund	Class R5	Return Before Taxes		20.28%	10.02%	17.40%	11.51%	Aug. 29, 1997	[1]
Return Before Taxes Class R6, GMO Emerging Countries Series Fund	Class R6	Return Before Taxes		20.40%	10.13%	17.52%	11.62%	Aug. 29, 1997	[1]
Return After Taxes on Distributions Class R4, GMO Emerging Countries Series Fund	Class R4	Return After Taxes on Distributions		20.21%	7.34%	15.16%	9.73%	Aug. 29, 1997	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO Emerging Countries Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		13.63%	8.19%	15.08%	9.74%	Aug. 29, 1997	[1]
S&P/IFCI Composite Index		S&P/IFCI Composite Index	(reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	10.48%	Aug. 29, 1997	[1]
[1]	Inception date for Emerging Countries Fund (Class III shares).

GMO Core Plus Bond Series Fund
GMO Core Plus Bond Series Fund
Investment Objective
Total return in excess of that of its benchmark, the Barclays Capital U.S. Aggregate Index.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Annual Fund Operating Expenses GMO Core Plus Bond Series Fund		Class R4, GMO Core Plus Bond Series Fund	Class R5, GMO Core Plus Bond Series Fund	Class R6, GMO Core Plus Bond Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.25%	0.25%	0.25%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.24%	0.24%	0.24%
Total annual fund operating expenses		0.74%	0.59%	0.49%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.73%	0.58%	0.48%
[1]	The amount reflects the management fee paid by Core Plus Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Core Plus Bond Fund.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Core Plus Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Core Plus Bond Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO Core Plus Bond Series Fund	Class R4	75	[1]	236
Class R5, GMO Core Plus Bond Series Fund	Class R5	59	[1]	188
Class R6, GMO Core Plus Bond Series Fund	Class R6	49	[1]	156
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO Core Plus Bond Fund (“Core Plus Bond Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Core Plus Bond Fund. References to the Fund may refer to actions undertaken by the Fund or Core Plus Bond Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Core Plus Bond Fund.

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency, and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

• derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit, and currency markets);

• bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; and

• shares of GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities), GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets), GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes), GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), and GMO Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund, and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.2 years as of 05/31/11).

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other funds managed by GMO (“GMO Funds”) or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Core Plus Bond Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Core Plus Bond Fund, which include those outlined in the following brief summary of principal risks. Core Plus Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Core Plus Bond Fund may affect Core Plus Bond Fund’s performance more than if Core Plus Bond Fund were diversified. In addition to the risks to which the Fund is exposed through its investment in Core Plus Bond Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Core Plus Bond Fund.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults, and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit card receivables, automobile loans, and home equity loans), creates additional risk.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Core Plus Bond Fund and underlying funds, including the risk that Core Plus Bond Fund and the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[22]

Highest Quarter: 9.02% (3Q2009) Lowest Quarter: -15.32% (4Q2008) Year-to-Date (as of 9/30/11): 6.88%
Average Annual Total Returns Periods Ending December 31, 2010	[22]
Average Annual Total Returns GMO Core Plus Bond Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO Core Plus Bond Series Fund	Class R4	Return Before Taxes		12.89%	2.56%	4.79%	5.26%	Apr. 30, 1997	[1]
Return Before Taxes Class R5, GMO Core Plus Bond Series Fund	Class R5	Return Before Taxes		13.06%	2.71%	4.94%	5.42%	Apr. 30, 1997	[1]
Return Before Taxes Class R6, GMO Core Plus Bond Series Fund	Class R6	Return Before Taxes		13.17%	2.82%	5.05%	5.53%	Apr. 30, 1997	[1]
Return After Taxes on Distributions Class R4, GMO Core Plus Bond Series Fund	Class R4	Return After Taxes on Distributions		10.27%	(0.71%)	2.02%	2.55%	Apr. 30, 1997	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO Core Plus Bond Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		8.37%	0.22%	2.43%	2.87%	Apr. 30, 1997	[1]
Barclays Capital U.S. Aggregate Index		Barclays Capital U.S. Aggregate Index	(reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.30%	Apr. 30, 1997	[1]
[1]	Inception date for Core Plus Bond Fund (Class III shares).

GMO International Bond Series Fund
GMO International Bond Series Fund
Investment Objective
Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[23]
Annual Fund Operating Expenses GMO International Bond Series Fund		Class R4, GMO International Bond Series Fund	Class R5, GMO International Bond Series Fund	Class R6, GMO International Bond Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.25%	0.25%	0.25%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.27%	0.27%	0.27%
Total annual fund operating expenses		0.77%	0.62%	0.52%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.76%	0.61%	0.51%
[1]	The amount reflects the management fee paid by International Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by International Bond Fund.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both International Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Bond Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO International Bond Series Fund	Class R4	78	[1]	245
Class R5, GMO International Bond Series Fund	Class R5	62	[1]	198
Class R6, GMO International Bond Series Fund	Class R6	52	[1]	166
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO International Bond Fund (“International Bond Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of International Bond Fund. References to the Fund may refer to actions undertaken by the Fund or International Bond Fund. The Fund’s investment adviser, GMO, is also the investment adviser to International Bond Fund.

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency, and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

• derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit, and currency markets);

• foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; and

• shares of GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities), GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets), GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes), GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), and GMO Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund, and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.9 years as of 05/31/11).

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other funds managed by GMO (“GMO Funds”) or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates; and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in International Bond Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through International Bond Fund, which include those outlined in the following brief summary of principal risks. International Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by International Bond Fund may affect International Bond Fund’s performance more than if International Bond Fund were diversified. In addition to the risks to which the Fund is exposed through its investment in International Bond Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of International Bond Fund.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults, and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit card receivables, automobile loans, and home equity loans), creates additional risk.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in International Bond Fund and underlying funds, including the risk that International Bond Fund and the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[24]

Highest Quarter: 15.64% (2Q2002) Lowest Quarter: -12.31% (4Q2008) Year-to-Date (as of 9/30/11): 5.77%
Average Annual Total Returns Periods Ending December 31, 2010	[24]
Average Annual Total Returns GMO International Bond Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO International Bond Series Fund	Class R4	Return Before Taxes		13.60%	4.77%	6.60%	6.67%	Dec. 22, 1993	[1]
Return Before Taxes Class R5, GMO International Bond Series Fund	Class R5	Return Before Taxes		13.77%	4.92%	6.76%	6.84%	Dec. 22, 1993	[1]
Return Before Taxes Class R6, GMO International Bond Series Fund	Class R6	Return Before Taxes		13.89%	5.03%	6.86%	6.94%	Dec. 22, 1993	[1]
Return After Taxes on Distributions Class R4, GMO International Bond Series Fund	Class R4	Return After Taxes on Distributions		11.79%	1.04%	3.26%	3.60%	Dec. 22, 1993	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO International Bond Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		8.81%	1.84%	3.66%	3.87%	Dec. 22, 1993	[1]
J.P. Morgan Non-U.S. Government Bond Index		J.P. Morgan Non-U.S. Government Bond Index	(reflects no deduction for fees, expenses, or taxes)	6.78%	8.01%	7.64%	6.41%	Dec. 22, 1993	[1]
[1]	Inception date for International Bond Fund (Class III shares).

GMO Emerging Country Debt Series Fund
GMO Emerging Country Debt Series Fund
Investment Objective
Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[25]
Annual Fund Operating Expenses GMO Emerging Country Debt Series Fund		Class R4, GMO Emerging Country Debt Series Fund	Class R5, GMO Emerging Country Debt Series Fund	Class R6, GMO Emerging Country Debt Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.35%	0.35%	0.35%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.36%	0.36%	0.36%
Total annual fund operating expenses		0.96%	0.81%	0.71%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.95%	0.80%	0.70%
[1]	The amount reflects the management fee paid by ECDF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ECDF.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both ECDF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Emerging Country Debt Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO Emerging Country Debt Series Fund	Class R4	97	[1]	305
Class R5, GMO Emerging Country Debt Series Fund	Class R5	82	[1]	258
Class R6, GMO Emerging Country Debt Series Fund	Class R6	72	[1]	226
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO Emerging Country Debt Fund (“ECDF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ECDF. References to the Fund may refer to actions undertaken by the Fund or ECDF. The Fund’s investment adviser, GMO, is also the investment adviser to ECDF.

The Fund invests primarily in sovereign debt of emerging countries denominated in currencies of developed markets (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc, and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other funds managed by GMO (“GMO Funds”) or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term “emerging countries” means the world’s less developed countries. The Fund typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. The Fund also invests in U.S. and foreign asset-backed securities (including through GMO Short-Duration Collateral Fund (“SDCF”) and GMO World Opportunity Overlay Fund (“Overlay Fund”)). The Fund invests a substantial portion of its assets in below investment grade securities (also known as “junk bonds”). Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars.

In pursuing its investment objective, the Fund also typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of developed markets), reverse repurchase agreements, and futures. The Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a “bottom-up” approach to examine and select investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify investments the Manager believes are undervalued. The Manager also determines country allocations based on its outlook for a country.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to cause the Fund’s estimated interest rate duration to approximate that of its benchmark (approximately 7.1 years as of 05/31/11).

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ECDF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ECDF, which include those outlined in the following brief summary of principal risks. ECDF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by ECDF may affect ECDF’s performance more than if ECDF were diversified. In addition to the risks to which the Fund is exposed through its investment in ECDF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ECDF.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults, and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in rapidly declining markets, the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. Sovereign debt of emerging countries is not widely traded and may be subject to purchase and sale restrictions. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund’s investments is likely to exceed that of its benchmark.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in a limited number of countries, regions, sectors, or companies creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in ECDF, including the risk that ECDF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[26]

Highest Quarter: 20.16% (3Q2009) Lowest Quarter: -23.47% (4Q2008) Year-to-Date (as of 9/30/11): 0.77%
Average Annual Total Returns Periods Ending December 31, 2010	[26]
Average Annual Total Returns GMO Emerging Country Debt Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO Emerging Country Debt Series Fund	Class R4	Return Before Taxes		25.17%	9.14%	14.54%	16.59%	Apr. 19, 1994	[1]
Return Before Taxes Class R5, GMO Emerging Country Debt Series Fund	Class R5	Return Before Taxes		25.36%	9.30%	14.71%	16.77%	Apr. 19, 1994	[1]
Return Before Taxes Class R6, GMO Emerging Country Debt Series Fund	Class R6	Return Before Taxes		25.49%	9.41%	14.83%	16.89%	Apr. 19, 1994	[1]
Return After Taxes on Distributions Class R4, GMO Emerging Country Debt Series Fund	Class R4	Return After Taxes on Distributions		20.11%	5.39%	10.13%	11.12%	Apr. 19, 1994	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO Emerging Country Debt Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		16.25%	5.66%	10.04%	11.10%	Apr. 19, 1994	[1]
J.P. Morgan EMBI Global (Fund benchmark)		J.P. Morgan EMBI Global (Fund benchmark)	(reflects no deduction for fees, expenses, or taxes)	12.04%	8.36%	10.29%	12.08%	Apr. 19, 1994	[1]
J.P. Morgan EMBI Global+ (Composite index)		J.P. Morgan EMBI Global+ (Composite index)		12.04%	8.36%	10.29%	11.98%	Apr. 19, 1994	[1]
[1]	Inception date for ECDF (Class III shares).

GMO U.S. Equity Allocation Series Fund
GMO U.S. Equity Allocation Series Fund
Investment Objective
Total return greater than that of its benchmark, the Russell 3000 Index.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[27]
Annual Fund Operating Expenses GMO U.S. Equity Allocation Series Fund		Class R4, GMO U.S. Equity Allocation Series Fund	Class R5, GMO U.S. Equity Allocation Series Fund	Class R6, GMO U.S. Equity Allocation Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	none	none	none
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.06%	0.06%	0.06%
Acquired fund fees and expenses		0.39%	0.39%	0.39%
Total annual fund operating expenses		0.70%	0.55%	0.45%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.69%	0.54%	0.44%
[1]	Neither the Fund nor USEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which USEAF invests.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both USEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO U.S. Equity Allocation Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO U.S. Equity Allocation Series Fund	Class R4	70	[1]	223
Class R5, GMO U.S. Equity Allocation Series Fund	Class R5	55	[1]	175
Class R6, GMO U.S. Equity Allocation Series Fund	Class R6	45	[1]	143
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO U.S. Equity Allocation Fund (“USEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of USEAF. References to the Fund may refer to actions undertaken by the Fund or USEAF. The Fund’s investment adviser, GMO, is also the investment adviser to USEAF.

The Fund is a fund of funds and invests primarily in shares of the GMO U.S. Equity Funds. The Fund also may invest in shares of GMO Flexible Equities Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may invest in securities directly. The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization). The Fund also may have exposure to foreign equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth, and real estate/REIT) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in USEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USEAF, which include those outlined in the following brief summary of principal risks. USEAF and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. In addition to the risks to which the Fund is exposed through its investment in USEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of USEAF.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in USEAF and the underlying Funds, including the risk that USEAF and the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of USEAF and the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the USEAF is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk — To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk — The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Leveraging Risk — The use of derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[28]

Highest Quarter: 18.00% (2Q2003) Lowest Quarter: -16.57% (3Q2002) Year-to-Date (as of 9/30/11): -1.04%
Average Annual Total Returns Periods Ending December 31, 2010	[28]
Average Annual Total Returns GMO U.S. Equity Allocation Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO U.S. Equity Allocation Series Fund	Class R4	Return Before Taxes		7.35%	0.93%	3.88%	9.71%	Dec. 31, 1992	[1]
Return Before Taxes Class R5, GMO U.S. Equity Allocation Series Fund	Class R5	Return Before Taxes		7.51%	1.08%	4.04%	9.88%	Dec. 31, 1992	[1]
Return Before Taxes Class R6, GMO U.S. Equity Allocation Series Fund	Class R6	Return Before Taxes		7.62%	1.18%	4.14%	9.99%	Dec. 31, 1992	[1]
Return After Taxes on Distributions Class R4, GMO U.S. Equity Allocation Series Fund	Class R4	Return After Taxes on Distributions		7.03%	(0.08%)	3.02%	6.45%	Dec. 31, 1992	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO U.S. Equity Allocation Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		5.16%	1.64%	3.37%	7.04%	Dec. 31, 1992	[1]
Russell 3000 Index (Fund benchmark)		Russell 3000 Index (Fund benchmark)	(reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	8.29%	Dec. 31, 1992	[1]
Russell 3000 ++ Index (Composite index)		Russell 3000 ++ Index (Composite index)		16.93%	2.74%	2.03%	8.51%	Dec. 31, 1992	[1]
[1]	Inception date for USEAF (Class III shares).

GMO International Equity Allocation Series Fund
GMO International Equity Allocation Series Fund
Investment Objective
Total return greater than that of its benchmark, the MSCI ACWI ex-U.S. Index.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[29]
Annual Fund Operating Expenses GMO International Equity Allocation Series Fund		Class R4, GMO International Equity Allocation Series Fund	Class R5, GMO International Equity Allocation Series Fund	Class R6, GMO International Equity Allocation Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	none	none	none
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.06%	0.06%	0.06%
Acquired fund fees and expenses		0.72%	0.72%	0.72%
Total annual fund operating expenses		1.03%	0.88%	0.78%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		1.02%	0.87%	0.77%
[1]	Neither the Fund nor IEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which IEAF invests.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both IEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Equity Allocation Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO International Equity Allocation Series Fund	Class R4	104	[1]	327
Class R5, GMO International Equity Allocation Series Fund	Class R5	89	[1]	280
Class R6, GMO International Equity Allocation Series Fund	Class R6	79	[1]	248
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO International Equity Allocation Fund (“IEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of IEAF. References to the Fund may refer to actions undertaken by the Fund or IEAF. The Fund’s investment adviser, GMO, is also the investment adviser to IEAF.

The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may invest in securities directly. Although the Fund’s primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities, and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in IEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of IEAF are non-diversified companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified. In addition to the risks to which the Fund is exposed through its investment in IEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IEAF.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in IEAF and underlying Funds, including the risk that IEAF and the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of IEAF and the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which IEAF is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk — To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Short Sales Risk — The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Natural Resources Risk — To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults, and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Focused Investment Risk — Focusing investments in countries, regions, sectors, or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After- tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[30]

Highest Quarter: 21.83% (2Q2009) Lowest Quarter: -20.23% (3Q2008) Year-to-Date (as of 9/30/11): -14.63%
Average Annual Total Returns Periods Ending December 31, 2010	[30]
Average Annual Total Returns GMO International Equity Allocation Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO International Equity Allocation Series Fund	Class R4	Return Before Taxes		12.61%	4.28%	9.60%	8.34%	Oct. 11, 1996	[1]
Return Before Taxes Class R5, GMO International Equity Allocation Series Fund	Class R5	Return Before Taxes		12.78%	4.44%	9.77%	8.50%	Oct. 11, 1996	[1]
Return Before Taxes Class R6, GMO International Equity Allocation Series Fund	Class R6	Return Before Taxes		12.90%	4.54%	9.88%	8.61%	Oct. 11, 1996	[1]
Return After Taxes on Distributions Class R4, GMO International Equity Allocation Series Fund	Class R4	Return After Taxes on Distributions		12.35%	2.21%	7.95%	6.57%	Oct. 11, 1996	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO International Equity Allocation Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		8.52%	3.34%	8.01%	6.63%	Oct. 11, 1996	[1]
MSCI ACWI ex-U.S. Index		MSCI ACWI ex-U.S. Index	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.15%	4.82%	5.55%	5.93%	Oct. 11, 1996	[1]
[1]	Inception date for IEAF (Class III shares).

GMO Global Equity Allocation Series Fund
GMO Global Equity Allocation Series Fund
Investment Objective
Total return greater than that of its benchmark, the MSCI ACWI Index.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[31]
Annual Fund Operating Expenses GMO Global Equity Allocation Series Fund		Class R4, GMO Global Equity Allocation Series Fund	Class R5, GMO Global Equity Allocation Series Fund	Class R6, GMO Global Equity Allocation Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	none	none	none
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.06%	0.06%	0.06%
Acquired fund fees and expenses		0.58%	0.58%	0.58%
Total annual fund operating expenses		0.89%	0.74%	0.64%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.88%	0.73%	0.63%
[1]	Neither the Fund nor GEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GEAF invests..
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both GEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Global Equity Allocation Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO Global Equity Allocation Series Fund	Class R4	90	[1]	283
Class R5, GMO Global Equity Allocation Series Fund	Class R5	75	[1]	236
Class R6, GMO Global Equity Allocation Series Fund	Class R6	64	[1]	204
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO Global Equity Allocation Fund (“GEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of GEAF. References to the Fund may refer to actions undertaken by the Fund or GEAF. The Fund’s investment adviser, GMO, is also the investment adviser to GEAF.

The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds and the GMO U.S. Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may invest in securities directly. Although the Fund’s primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in GEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of GEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. In addition to the risks to which the Fund is exposed through its investment in GEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of GEAF.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in GEAF and underlying Funds, including the risk that GEAF and the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of GEAF and the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk — To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk — To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk — The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Natural Resources Risk — To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults, and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[32]

Highest Quarter: 18.72% (2Q2003) Lowest Quarter: -15.73% (4Q2008) Year-to-Date (as of 9/30/11): -8.19%
Average Annual Total Returns Periods Ending December 31, 2010	[32]
Average Annual Total Returns GMO Global Equity Allocation Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO Global Equity Allocation Series Fund	Class R4	Return Before Taxes		9.56%	2.80%	6.54%	7.97%	Nov. 26, 1996	[1]
Return Before Taxes Class R5, GMO Global Equity Allocation Series Fund	Class R5	Return Before Taxes		9.73%	2.95%	6.70%	8.13%	Nov. 26, 1996	[1]
Return Before Taxes Class R6, GMO Global Equity Allocation Series Fund	Class R6	Return Before Taxes		9.84%	3.06%	6.81%	8.24%	Nov. 26, 1996	[1]
Return After Taxes on Distributions Class R4, GMO Global Equity Allocation Series Fund	Class R4	Return After Taxes on Distributions		9.32%	1.25%	5.13%	5.83%	Nov. 26, 1996	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO Global Equity Allocation Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		6.53%	2.14%	5.32%	6.02%	Nov. 26, 1996	[1]
MSCI ACWI Index (Fund benchmark)		MSCI ACWI Index (Fund benchmark)	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.67%	3.44%	3.20%	5.26%	Nov. 26, 1996	[1]
MSCI ACWI + Index (Composite index)		MSCI ACWI + Index (Composite index)		12.67%	2.24%	2.12%	5.37%	Nov. 26, 1996	[1]
[1]	Inception date for GEAF (Class III shares).

GMO Global Asset Allocation Series Fund
GMO Global Asset Allocation Series Fund
Investment Objective
Total return greater than that of its benchmark, the GMO Global Balanced Index.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[33]
Annual Fund Operating Expenses GMO Global Asset Allocation Series Fund		Class R4, GMO Global Asset Allocation Series Fund	Class R5, GMO Global Asset Allocation Series Fund	Class R6, GMO Global Asset Allocation Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	none	none	none
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.06%	0.06%	0.06%
Acquired fund fees and expenses		0.53%	0.53%	0.53%
Total annual fund operating expenses		0.84%	0.69%	0.59%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		0.83%	0.68%	0.58%
[1]	Neither the Fund nor GAAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GAAF invests.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both GAAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Global Asset Allocation Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO Global Asset Allocation Series Fund	Class R4	85	[1]	267
Class R5, GMO Global Asset Allocation Series Fund	Class R5	69	[1]	220
Class R6, GMO Global Asset Allocation Series Fund	Class R6	59	[1]	188
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO Global Asset Allocation Fund (“GAAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of GAAF. References to the Fund may refer to actions undertaken by the Fund or GAAF. The Fund’s investment adviser, GMO, is also the investment adviser to GAAF.

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund (collectively, the “underlying Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund’s assets in the GMO U.S. Equity Funds and GMO International Equity Funds.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in GAAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GAAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. In addition to the risks to which the Fund is exposed through its investment in GAAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of GAAF.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults, and declines in market value.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in GAAF and the underlying Funds, including the risk that GAAF and the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of GAAF and the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk — To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or willing to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk — The Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk — To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk — The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Natural Resources Risk — To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Focused Investment Risk — Focusing investments in countries, regions, sectors, or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices, and composite indices, including the Fund’s benchmark, computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[34]

Highest Quarter: 14.19% (2Q2003) Lowest Quarter: -9.90% (3Q2001) Year-to-Date (as of 9/30/11): -2.49%
Average Annual Total Returns Periods Ending December 31, 2010	[34]
Average Annual Total Returns GMO Global Asset Allocation Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO Global Asset Allocation Series Fund	Class R4	Return Before Taxes		6.92%	4.77%	7.28%	7.67%	Jun. 28, 1996	[1]
Return Before Taxes Class R5, GMO Global Asset Allocation Series Fund	Class R5	Return Before Taxes		7.08%	4.93%	7.44%	7.84%	Jun. 28, 1996	[1]
Return Before Taxes Class R6, GMO Global Asset Allocation Series Fund	Class R6	Return Before Taxes		7.19%	5.04%	7.55%	7.94%	Jun. 28, 1996	[1]
Return After Taxes on Distributions Class R4, GMO Global Asset Allocation Series Fund	Class R4	Return After Taxes on Distributions		6.46%	2.94%	5.60%	5.60%	Jun. 28, 1996	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO Global Asset Allocation Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		4.72%	3.27%	5.50%	5.57%	Jun. 28, 1996	[1]
MSCI ACWI Index		MSCI ACWI Index	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.67%	3.44%	3.20%	5.62%	Jun. 28, 1996	[1]
Barclays Capital U.S. Aggregate Index		Barclays Capital U.S. Aggregate Index	(reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.35%	Jun. 28, 1996	[1]
GMO Global Balanced Index (Fund benchmark)		GMO Global Balanced Index (Fund benchmark)		11.05%	4.31%	3.98%	6.61%	Jun. 28, 1996	[1]
Global Balanced Benchmark + Index (Composite index)		Global Balanced Benchmark + Index (Composite index)		11.05%	4.31%	2.49%	5.12%	Jun. 28, 1996	[1]
[1]	Inception date for GAAF (Class III shares).

GMO Benchmark-Free Allocation Series Fund
GMO Benchmark-Free Allocation Series Fund
Investment Objective
The Fund seeks a positive total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[35]
Annual Fund Operating Expenses GMO Benchmark-Free Allocation Series Fund		Class R4, GMO Benchmark-Free Allocation Series Fund	Class R5, GMO Benchmark-Free Allocation Series Fund	Class R6, GMO Benchmark-Free Allocation Series Fund
Operating Expenses Column [Text]		Class R4	Class R5	Class R6
Management fee	[1]	0.65%	0.65%	0.65%
Distribution and service (12b-1) fee	[2]	0.25%	0.10%	none
Other expenses	[3]	0.06%	0.06%	0.06%
Acquired fund fees and expenses		0.24%	0.24%	0.24%
Total annual fund operating expenses		1.20%	1.05%	0.95%
Expense reimbursement	[4]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement		1.19%	1.04%	0.94%
[1]	The amount reflects the management fee paid by BFAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by BFAF.
[2]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[3]	"Other expenses" include Fund administration fees of 0.05%.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for its expenses other than: administration fees, subtransfer agent/recordkeeping payments (whether paid pursuant to GMO Series Trust's Rule 12b-1 Plan or otherwise), underlying fund expenses, independent Trustee expenses, compensation and expenses of Trust officers and agents who are not affiliated with GMO, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses. This expense limitation will continue through at least January 1, 2013, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The amounts shows reflect expense reimbursements and include the expenses of both BFAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Benchmark-Free Allocation Series Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years
Class R4, GMO Benchmark-Free Allocation Series Fund	Class R4	121	[1]	380
Class R5, GMO Benchmark-Free Allocation Series Fund	Class R5	105	[1]	333
Class R6, GMO Benchmark-Free Allocation Series Fund	Class R6	96	[1]	302
[1]	After reimbursement

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies

The Fund invests substantially all of its assets in GMO Benchmark-Free Allocation (“BFAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of BFAF. References to the Fund may refer to actions undertaken by the Fund or BFAF. The Fund’s investment adviser, GMO, is also the investment adviser to BFAF.

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Implementation Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund (collectively, the “underlying Funds”). In addition, the Fund may invest in securities directly.

The Fund implements its strategy by allocating its assets among asset classes represented by the underlying Funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., GMO Real Estate Fund and GMO Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries). The Fund may have indirect exposure to derivatives and short sales through its investment in the underlying Funds. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices (i.e., the Fund seeks positive return, not “relative” return).

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund. The Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Prior to January 1, 2012, BFAF served predominantly as the principal component of a broader real return strategy, and BFAF’s investors were predominantly separate account clients of the Manager. BFAF was also offered on a stand-alone basis to the Manager’s partners and employees. Beginning on January 1, 2012, BFAF will be managed as a stand-alone investment strategy. The Manager expects that BFAF’s investment exposures will not differ significantly from the allocations BFAF would have had as a component of the broader real return, although BFAF will likely allocate a greater percentage of its assets to strategies that have cash-like benchmarks.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in BFAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through BFAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of BFAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. In addition to the risks to which the Fund is exposed through its investment in BFAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of BFAF.

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in BFAF and the underlying Funds, including the risk that BFAF and the underlying Funds in which it invests do not perform as expected.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Natural Resources Risk– To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31	[36]

Highest Quarter: 8.97% (2Q2009) Lowest Quarter: -7.10% (4Q2008) Year-to-Date (as of 9/30/11): -0.30%
Average Annual Total Returns Periods Ending December 31, 2010	[36]
Average Annual Total Returns GMO Benchmark-Free Allocation Series Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception	Inception Date
Return Before Taxes Class R4, GMO Benchmark-Free Allocation Series Fund	Class R4	Return Before Taxes		4.08%	6.31%		11.22%	Jul. 23, 2003	[1]
Return Before Taxes Class R5, GMO Benchmark-Free Allocation Series Fund	Class R5	Return Before Taxes		4.24%	6.47%		11.38%	Jul. 23, 2003	[1]
Return Before Taxes Class R6, GMO Benchmark-Free Allocation Series Fund	Class R6	Return Before Taxes		4.34%	6.58%		11.50%	Jul. 23, 2003	[1]
Return After Taxes on Distributions Class R4, GMO Benchmark-Free Allocation Series Fund	Class R4	Return After Taxes on Distributions		3.56%	3.88%		8.71%	Jul. 23, 2003	[1]
Return After Taxes on Distributions and Sale of Fund Shares Class R4, GMO Benchmark-Free Allocation Series Fund	Class R4	Return After Taxes on Distributions and Sale of Fund Shares		2.78%	4.32%		8.62%	Jul. 23, 2003	[1]
MSCI World Index		MSCI World Index	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%		7.14%	Jul. 23, 2003	[1]
Consumer Price Index		Consumer Price Index	(reflects no deduction for fees, expenses, or taxes)	1.25%	2.18%		2.47%	Jul. 23, 2003	[1]
[1]	Inception date for BFAF (Class III shares).

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Core Equity Fund ("USCEF"), the underlying fund in which the Fund invests.
[2]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of USCEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[3]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Quality Fund ("Quality Fund"), the underlying fund in which the Fund invests.
[4]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of Quality Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in Quality Fund's principal investment strategies, effective June 1, 2009.
[5]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Intrinsic Value Fund ("Intrinsic Value Fund"), the underlying fund in which the Fund invests.
[6]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of Intrinsic Value Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[7]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Growth Fund ("Growth Fund"), the underlying fund in which the Fund invests.
[8]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of Growth Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[9]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Core Equity Fund ("ICEF"), the underlying fund in which the Fund invests.
[10]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of ICEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[11]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Large/Mid Cap Value Fund ("ILMCVF"), the underlying fund in which the Fund invests.
[12]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Growth Equity Fund ("IGEF"), the underlying fund in which the Fund invests.
[13]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of IGEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[14]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Developed World Stock Fund ("DWSF"), the underlying fund in which the Fund invests.
[15]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of DWSF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[16]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Foreign Fund ("Foreign Fund"), the underlying fund in which the Fund invests.
[17]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of Foreign Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[18]	Information on Foreign Fund's return after taxes is unavailable prior to June 28, 1996, the date Foreign Fund commenced operations as a registered investment company. Prior to that date, Foreign Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Foreign Fund. Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on Foreign Fund by the Investment Company Act of 1940 and the Internal Revenue Code of 1986. Had the pool been subject to these restrictions, its performance may have been adversely affected.
[19]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Emerging Countries Fund ("Emerging Countries Fund"), the underlying fund in which the Fund invests.
[20]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of Emerging Countries Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[21]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Core Plus Bond Fund ("Core Plus Bond Fund"), the underlying fund in which the Fund invests.
[22]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of Core Plus Bond Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[23]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Bond Fund ("International Bond Fund"), the underlying fund in which the Fund invests.
[24]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of International Bond Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[25]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Emerging Country Debt Fund ("ECDF"), the underlying fund in which the Fund invests.
[26]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of ECDF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[27]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Equity Allocation Fund ("USEAF"),the underlying fund in which the Fund invests.
[28]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of USEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table. USCEAF's performance during 2001 was positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.
[29]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Equity Allocation Fund ("IEAF"),the underlying fund in which the Fund invests.
[30]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of IEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[31]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Global Equity Allocation Fund ("GEAF"), the underlying fund in which the Fund invests.
[32]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of GEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[33]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Global Asset Allocation Fund ("GAAF"), the underlying fund in which the Fund invests.
[34]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of GAAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.
[35]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Benchmark-Free Allocation Fund ("BFAF"), the underlying fund in which the Fund invests.
[36]	Class R4, R5, and R6 shares were first offered on January 1, 2012. Returns prior to the date the Fund commenced operations are those of BFAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table. The returns for BFAF (Class III shares) are under BFAF's prior fee arrangement. Under BFAF's current fee arrangement, effective January 1, 2012, the returns would have been lower.